Long Term Debt (Details) - Schedule of maturities of our debt	Dec. 31, 2021 USD ($)
Schedule of maturities of our debt [Abstract]
2022	$ 13,200,000
2023	6,800,000
Aggregate maturities	20,000,000
Original issue discount on Convertible Notes	(2,000,000)
Unrealized change in fair value of Convertible Notes	(695,000)
Total debt outstanding as of December 31, 2021	17,305,000
Current portion	13,200,000
Noncurrent portion	$ 4,105,000